Significant Components of Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Investment in affiliated companies, principally due to undistributed income	$ 1,928	$ 1,987
Capitalized software development costs		56
Deferred tax liabilities	$ 1,928	$ 2,043